Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation
Share-based compensation
27.	Share-based compensation
For the years ended December 31, 2021, 2022 and 2023, total share-based compensation expenses recognized were RMB9,134 million, RMB7,548 million and RMB4,804 million, respectively. The following table sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Cost of revenues	102	143	133
Fulfillment	882	930	697
Marketing	586	631	426
Research and development	1,781	1,557	859
General and administrative	5,783	4,287	2,689

Total	9,134	7,548	4,804

Share incentive plan
The Company granted share-based awards to eligible employees and non-employees
pursuant to a share incentive plan entitled “Share Incentive Plan”. On November 14, 2023, the Board of Directors approved the 2023 Share Incentive Plan which w ill
expire on December 20, 2033 as a renewal of the prior Share Incentive Plan adopted on November 13, 2014 and governs
the terms of the awards.
As of December 31, 2023, the Group had reserved 223,666,717 ordinary shares available to be granted as share-based awards under the Share Incentive Plan.

(1)	Employee and non-employee awards
The RSUs and share options are
mainly
scheduled to be vested over

four or six years.
One-fourth or
one-sixth
of the awards, depending on different vesting schedules of the plans, are usually vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis at the end of the remaining calendar or the anniversary years.
Upon the reorganization of JD Technology, the employees’ status of JD Technology changed from the employees of the Company’s subsidiary to non-employees
of the Company. Subsequent to June 2020, the employees’ status of JD Technology changed from non-employees
of the Company to employees of the Company’s equity method investee. Share-based awards granted by the Company to employees of JD Technology and share-based awards granted by JD Technology to employees of the Company were insignificant for all periods presented.
RSUs
Service-based RSUs
A summary of activities of the service-based RSUs for the years ended December 31, 2021, 2022 and 2023 is presented as follows:

	Number of RSUs	Weighted- Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2020	108,269,242	19.62

Granted	30,069,498	39.93
Vested	(23,834,466)	18.89
Forfeited or cancelled	(19,395,408)	21.30

Unvested as of December 31, 2021	95,108,866	25.89

Granted	13,951,100	29.81
Vested	(23,123,292)	23.04
Forfeited or cancelled	(14,295,620)	25.94

Unvested as of December 31, 2022	71,641,054	27.56

Granted	16,682,380	18.24
Vested	(19,416,652)	24.83
Forfeited or cancelled	(14,918,722)	28.48

Unvested as of December 31, 2023	53,988,060	25.40

As of December 31, 2022 and 2023, 5,526,834 and 2,838,656 outstanding service-based RSUs were held by non-employees
and employees of the Company’s equity method investee, respectively, mainly including employees of JD Technology.
For the years ended December 31, 2021, 2022 and 2023, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were RMB4,129 million, RMB3,877 million and RMB1,840 million, respectively.
As of December 31, 2023, there were RMB3,765 million of unrecognized share-based compensation expenses related to the service-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 3.3 years. The total fair value of service-based RSUs vested was RMB6,359 million, RMB4,590 million and RMB2,930 million during the years ended December 31, 2021, 2022 and 2023, respectively.

Share options
A summary of activities of the servi
c
e-based share options for the years ended December 31, 2021, 2022 and 2023 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$ in millions
Outstanding as of December 31, 2020	4,907,060	6.38	3.0	184

Exercised	(1,962,856)	5.49
Forfeited or cancelled	(7,092)	13.42

Outstanding as of December 31, 2021	2,937,112	6.95	2.9	82

Exercised	(620,476)	5.70
Forfeited or cancelled	(2,500)	3.96

Outstanding as of December 31, 2022	2,314,136	7.29	2.2	48

Exercised	(1,485,726)	4.44
Forfeited or cancelled	(24,590)	11.65

Outstanding as of December 31, 2023	803,820	12.43	3.7	2

Vested and expected to vest as of December 31, 2023	799,483	12.43	3.7	2
Exercisable as of December 31, 2023	787,140	12.42	3.6	2
As of December 31, 2022 and 2023, 78,706 and 57,206 outstanding share options were held by non-employees
and employees of the Company’s equity method investee, respectively, mainly including employees of JD Technology.
There was no option granted during the years ended December 31, 2021, 2022 and 2023.
The total intrinsic value of options exercised during the years ended December 31, 2021, 2022 and 2023 was RMB453 million, RMB98 million and RMB98 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the share options.
For the years ended December 31, 2021, 2022 and 2023, total share-based compensation expenses recognized by the Group for the share options granted were insignificant. As of December 31, 2023, the unrecognized share-based compensation expenses related to the share options granted were insignificant. The expenses are expected to be recognized over a weighted-average period of 0.8 year.

(2)	Founder awards
In May 2015, with approval of the
B
oard of
D
irectors of the Company, Mr. Richard Qiangdong Liu (Mr. Liu), the Founder, was granted an option to acquire a total of 26,000,000 Class A ordinary shares of the Company with an exercise price of US$16.70 per share (or US$33.40 per ADS) under the Company’s Share Incentive Plan, subject to a
10-year
vesting schedule with 10% of the awards vesting on each anniversary of the grant date. The Company will not grant any additional equity incentive to Mr. Liu during the
10-year
period.
For the years ended December 31, 2021, 2022 and 2023, total share-based compensation expenses recognized for the Founder’s share options were RMB73 million, RMB54 million and RMB38 million, respectively.
As of December 31, 2023, there were RMB26 million of unrecognized share-based compensation expenses related to the Founder’s share options. The expenses are expected to be recognized over a weighted-average period of 1.4 years.

(3)	Share-based compensation of subsidiaries
JD Logistics
JD Logistics approved and adopted a
Pre-IPO
share incentive plan on March 31, 2018 and a Post- IPO share option scheme and a Post-IPO share award scheme on May 10, 2021, collectively the “JD Logistics Plan”. The JD Logistics Plan consists of share options, RSUs and other types of awards.
JD Logistics granted 30,030,446 share options of JD Logistics to its employees and non-employees
for the years ended December 31, 2021, including the share options granted to Mr. Liu as mentioned below. There was no share option granted in 2022 and 2023. The estimated fair value of each option granted is estimated on the date of grant using the binomial option-pricing model. The weighted average grant date fair value of options granted for the year ended December 31, 2021 was US$4.31 per share. For the years ended December 31, 2021, 2022 and 2023, total share-based compensation expenses for the share options granted under the JD Logistics Plan were RMB1,162 million, RMB702 million and RMB387 million, respectively. As of December 31, 2023, there were RMB500 million of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 2.7 years.
In October 2020, options to acquire 99,186,705 ordinary shares of JD Logistics with an exercise price of US$0.01 per share were granted to Mr. Liu according to the JD Logistics Plan. The grant was awarded to Mr. Liu to motivate him to continue leading the future success of JD Logistics. The grant by JD Logistics is subject to a
6-year
vesting schedule with 16.7% of the awards vesting on each anniversary of the grant date.
Starting July 2021, JD Logistics granted RSUs to its employees and non-employees.
JD Logistics granted
9,663,953
,
41,570,538
and
55,937,435
RSUs of JD Logistics to its employees and
non-employees
for the years ended December 31, 2021, 2022 and 2023, respectively. The estimated fair value of each RSU granted is based on market value of the JD Logistics’s shares on each date of grant. The weighted average grant date fair value of RSUs granted for the years ended December 31, 2021, 2022 and 2023 was HK$35.00, HK$18.23 and HK$12.93 per share, respectively. For the years ended December 31, 2021, 2022 and 2023, total share-based compensation expenses for the RSUs granted under JD Logistics Plan were RMB39 million, RMB259 million and RMB406 million, respectively. As of December 31, 2023, there were RMB500 million of unrecognized share-based compensation expenses related to the RSUs granted. The expenses are expected to be recognized over a weighted-average period of 2.9 years.

JD Health
JD Health approved and adopted a
Pre-IPO
share incentive plan on September 14, 2020 and a
Post-IPO
share option scheme and a Post-IPO share award scheme on November 23, 2020, collectively the “JD Health Plan”. The JD Health Plan consists of share options, RSUs and other types of awards.
There was no share option granted from 2021 to 2023. The estimated fair value of each option grant is estimated on the date of grant using the binomial option-pricing model. For the years ended December 31, 2021, 2022 and 2023, total share-based compensation expenses for the share options granted under the JD Health Plan were RMB1,133 million, RMB960 million and RMB617 million, respectively. As of December 31, 2023, there were RMB663 million of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 3.4 years.
In October 2020, options to acquire 53,042,516 ordinary shares of JD Health with an exercise price of US$
0.0000005
per share were granted to Mr. Liu according to the JD Health Plan. The grant was awarded to Mr. Liu to motivate him to continue leading the future success of JD Health. The grant by JD Health is subject to a
6-year
vesting schedule with 16.7% of the awards vesting on each anniversary of the grant date.
Starting January 2021, JD Health granted RSUs to its employees and non-employees.
JD Health granted 80,582,712, 4,638,422 and 6,051,558 RSUs of JD Health to its employees and non-employees
for the years ended December 31, 2021, 2022 and 2023, respectively. The estimated fair value of each RSU granted is based on market value of the JD Health’s shares on each date of grant. The weighted average grant date fair value of RSUs granted for the years ended December 31, 2021, 2022 and 2023 was HK$112.31, HK$52.33 and HK$52.87 per share, respectively. For the years ended December 31, 2021, 2022 and 2023, total share-based compensation expenses for the RSUs granted under the JD Health Plan were RMB1,428 million, RMB1,108 million and RMB1,161 million, respectively. As of December 31, 2023, there were RMB993 million of unrecognized share-based compensation expenses related to the RSUs granted. The expenses are expected to be recognized over a weighted-average period of 3.0 years.
Other Subsidiaries
In 2021, JD Property and JD Industrials each approved and adopted their own share incentive plan (“JD Property Plan” and “JD Industrials Plan”), respectively. The JD Property Plan and JD Industrials Plan both consist of share options, RSUs and other types of awards.
JD Property granted 193,059,698 RSUs, 108,399,512 share options and 11,348,777 share options for the years ended December 31, 2021, 2022 and 2023, respectively. The estimated fair value of each RSU and share option granted is estimated on the date of grant using the Black-Scholes option pricing model. The weighted average grant date fair value of RSUs granted for the year ended December 31, 2021 was RMB2.42 and the weighted average grant date fair value of share options granted for the year ended December 31, 2022 and 2023 were RMB4.03 and RMB5.18 per share, respectively. 193,059,698 RSUs and options to acquire 81,446,610 ordinary shares of JD Property with an exercise US
$
0.0000005
per share were granted to Mr. Liu according to the JD Property Plan, which were fully vested on November 25, 2021 and October 1, 2022, respectively. Total share-based compensation expenses for the RSUs granted under the
JD Property Plan for the year ended December 31, 2021 were RMB467 million and expenses for the share options granted under the
JD Property Plan for the
year
s
ended December 31, 2022 and 2023 were RMB354 million and RMB34 million, respectively. As of December 31, 2023, there were RMB48 million of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 3.1 years.

JD Industrials granted 90,629,636 RSUs, 2,660,000 share options and 47,915,455 share options for the years ended December 31, 2021, 2022 and 2023, respectively. The estimated fair value of each RSU and share option granted is estimated on the date of grant based on the recent rounds of financing or binomial option-pricing model. The weighted average grant date fair value of RSUs granted for the year ended December 31, 2021 was US$1.18 and the weighted average grant date fair value of share options granted for the year
s
ended December 31, 2022 and 2023 was US$1.40 and US$1.46 per share, respectively. 90,629,636 RSUs, which were fully vested on December 30, 2021, were granted to Mr. Liu according to the JD Industrials Plan for the year ended December 31, 2021. Total share-based compensation expenses for the RSUs granted under the
JD Industrials Plan for the year ended December 31, 2021 were RMB684 million and expenses for the share options granted under the
JD Industrials Plan for the year
s
ended December 31, 2022 and 2023 were RMB7 million and RMB180 million, respectively. As of December 31, 2023, there were RMB166 million of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 3.0 years.
Other than those disclosed above, the share-based compensation expenses of other subsidiaries in aggregate were insignificant for the years ended December 31, 2021, 2022 and 2023.